Share-Based Compensation - Fair Values for SARs and Stock Options Estimated on Grant Date Using Black-Scholes-Merton Option-Pricing Formula Which Incorporates Assumptions (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average fair value of SARs and options granted	$ 31.22	$ 35.46	$ 24.63
Total intrinsic value of SARs converted and options exercised	$ 14,697	$ 24,023	$ 47,058
Cash received for options exercised	30	48	14,030
Tax benefit related to share-based compensation	$ 5,050	$ 6,859	$ 10,734
Weighted-average fair value of restricted stock shares and units granted	$ 96.52	$ 72.46	$ 50.38
Total fair value of restricted stock shares and units vested	$ 7,696	$ 7,888	$ 9,032
Expected volatility	35.66%	52.63%	53.94%
Expected term (in years)	5 years 8 months 12 days	5 years 9 months 18 days	6 years 1 month 6 days
Risk-free rate	1.59%	1.79%	1.04%
Dividend yield	0.22%	0.28%	0.40%